FINANCIAL RISK MANAGEMENT (Details 5) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Other financial assets, current	$ 3,745,499	$ 3,626,775
Other financial assets, not current	15,052,473	15,571,419
Liabilities
Other financial liabilities , current	8,688,022	8,790,699
Other financial liabilities, non current	5,842,714	6,222,191
Level 1 [Member] | Other Financial Liabilities , Current [Member]
Liabilities
Other financial liabilities , current
Level 1 [Member] | Interest Accrued Since The Last Payment Date Of Currency Swap [Member]
Liabilities
Other financial liabilities , current
Level 1 [Member] | Other Financial Liabilities, Non Current [Member]
Liabilities
Other financial liabilities, non current
Level 2 [Member] | Other Financial Liabilities , Current [Member]
Liabilities
Other financial liabilities , current	12,200	24,881
Level 2 [Member] | Interest Accrued Since The Last Payment Date Of Currency Swap [Member]
Liabilities
Other financial liabilities , current	1,189	2,147
Level 2 [Member] | Other Financial Liabilities, Non Current [Member]
Liabilities
Other financial liabilities, non current	2,617	6,679
Level 3 [Member] | Other Financial Liabilities , Current [Member]
Liabilities
Other financial liabilities , current
Level 3 [Member] | Interest Accrued Since The Last Payment Date Of Currency Swap [Member]
Liabilities
Other financial liabilities , current
Level 3 [Member] | Other Financial Liabilities, Non Current [Member]
Liabilities
Other financial liabilities, non current
Fuel Derivative [Member] | Level 1 [Member]
Assets
Other financial assets, current
Fuel Derivative [Member] | Level 2 [Member]
Assets
Other financial assets, current	10,711	10,088
Fuel Derivative [Member] | Level 3 [Member]
Assets
Other financial assets, current
Fair Value Of Foreign Currency Derivatives [Member] | Level 1 [Member]
Assets
Other financial assets, current
Other financial assets, not current
Fair Value Of Foreign Currency Derivatives [Member] | Level 2 [Member]
Assets
Other financial assets, current	48,322	1,259
Other financial assets, not current	519
Fair Value Of Foreign Currency Derivatives [Member] | Level 3 [Member]
Assets
Other financial assets, current
Other financial assets, not current
Fair Value Of Interest Rate Derivatives [Member] | Level 1 [Member]
Liabilities
Other financial liabilities , current
Other financial liabilities, non current
Fair Value Of Interest Rate Derivatives [Member] | Level 2 [Member]
Liabilities
Other financial liabilities , current	8,919	9,579
Other financial liabilities, non current	8,919	6,679
Fair Value Of Interest Rate Derivatives [Member] | Level 3 [Member]
Liabilities
Other financial liabilities , current
Other financial liabilities, non current
Fair Value Of Foreign Currency Derivatives [Member] | Level 1 [Member]
Liabilities
Other financial liabilities , current
Fair Value Of Foreign Currency Derivatives [Member] | Level 2 [Member]
Liabilities
Other financial liabilities , current	2,092	13,155
Fair Value Of Foreign Currency Derivatives [Member] | Level 3 [Member]
Liabilities
Other financial liabilities , current
Fair Value Derived Interest Rate [Member] | Level 1 [Member]
Assets
Other financial assets, current
Fair Value Derived Interest Rate [Member] | Level 2 [Member]
Assets
Other financial assets, current	3,113
Fair Value Derived Interest Rate [Member] | Level 3 [Member]
Assets
Other financial assets, current
Cash And Cash Equivalents [Member] | Level 1 [Member]
Assets
Other financial assets, current	29,658	15,522
Cash And Cash Equivalents [Member] | Level 2 [Member]
Assets
Other financial assets, current
Cash And Cash Equivalents [Member] | Level 3 [Member]
Assets
Other financial assets, current
Short-Term Mutual Funds [Member] | Level 1 [Member]
Assets
Other financial assets, current	29,658	15,522
Short-Term Mutual Funds [Member] | Level 2 [Member]
Assets
Other financial assets, current
Short-Term Mutual Funds [Member] | Level 3 [Member]
Assets
Other financial assets, current
Other Financial Assets, Current [Member] | Level 1 [Member]
Assets
Other financial assets, current	473,653	536,991
Other Financial Assets, Current [Member] | Level 2 [Member]
Assets
Other financial assets, current	62,348	11,411
Other Financial Assets, Current [Member] | Level 3 [Member]
Assets
Other financial assets, current
Interest Accrued Since The Last Payment Date Of Cross Currency Swap [Member] | Level 1 [Member]
Assets
Other financial assets, current
Interest Accrued Since The Last Payment Date Of Cross Currency Swap [Member] | Level 2 [Member]
Assets
Other financial assets, current	202	64
Interest Accrued Since The Last Payment Date Of Cross Currency Swap [Member] | Level 3 [Member]
Assets
Other financial assets, current
Private Investment Funds [Member] | Level 1 [Member]
Assets
Other financial assets, current	472,232	536,991
Private Investment Funds [Member] | Level 2 [Member]
Assets
Other financial assets, current
Private Investment Funds [Member] | Level 3 [Member]
Assets
Other financial assets, current
Domestic And Foreign Bonds [Member] | Level 1 [Member]
Assets
Other financial assets, current	1,421
Domestic And Foreign Bonds [Member] | Level 2 [Member]
Assets
Other financial assets, current
Domestic And Foreign Bonds [Member] | Level 3 [Member]
Assets
Other financial assets, current
Other Financial Assets, Not Current [Member] | Level 1 [Member]
Assets
Other financial assets, not current
Other Financial Assets, Not Current [Member] | Level 2 [Member]
Assets
Other financial assets, not current	519
Other Financial Assets, Not Current [Member] | Level 3 [Member]
Assets
Other financial assets, not current
Fair Value [Member] | Other Financial Liabilities , Current [Member]
Liabilities
Other financial liabilities , current	12,200	24,881
Fair Value [Member] | Interest Accrued Since The Last Payment Date Of Currency Swap [Member]
Liabilities
Other financial liabilities , current	1,189	2,147
Fair Value [Member] | Other Financial Liabilities, Non Current [Member]
Liabilities
Other financial liabilities, non current	2,617	6,679
Fair Value [Member] | Fuel Derivative [Member]
Assets
Other financial assets, current	10,711	10,088
Fair Value [Member] | Fair Value Of Foreign Currency Derivatives [Member]
Assets
Other financial assets, current	48,322	1,259
Other financial assets, not current	519
Fair Value [Member] | Fair Value Of Interest Rate Derivatives [Member]
Liabilities
Other financial liabilities , current	8,919	9,579
Other financial liabilities, non current	8,919	6,679
Fair Value [Member] | Fair Value Of Foreign Currency Derivatives [Member]
Liabilities
Other financial liabilities , current	2,092	13,155
Fair Value [Member] | Fair Value Derived Interest Rate [Member]
Assets
Other financial assets, current	3,113
Fair Value [Member] | Cash And Cash Equivalents [Member]
Assets
Other financial assets, current	29,658	15,522
Fair Value [Member] | Short-Term Mutual Funds [Member]
Assets
Other financial assets, current	29,658	15,522
Fair Value [Member] | Other Financial Assets, Current [Member]
Assets
Other financial assets, current	536,001	548,402
Fair Value [Member] | Interest Accrued Since The Last Payment Date Of Cross Currency Swap [Member]
Assets
Other financial assets, current	202	64
Fair Value [Member] | Private Investment Funds [Member]
Assets
Other financial assets, current	472,232	536,991
Fair Value [Member] | Domestic And Foreign Bonds [Member]
Assets
Other financial assets, current	1,421
Fair Value [Member] | Other Financial Assets, Not Current [Member]
Assets
Other financial assets, not current	$ 519